Shareholders' Equity (Details) - Schedule of stock options activity - Equity Option [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options activity [Line Items]
Outstanding beginning balance
Weighted average exercise price, beginning balance (in Dollars per share) | $ / shares
Granted	3,500,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	$ 0.16
Exercised
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares
Forfeited
Weighted average exercise price, Forfeited
Expired
Weighted average exercise price, Expired (in Dollars per share) | $ / shares
Outstanding ending balance	3,500,000
Weighted average exercise price, ending balance (in Dollars per share) | $ / shares	$ 0.16